UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
Check here if Amendment           |_|; Amendment Number: ____
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         AXE-HOUGHTON ASSOCIATES, INC.
Address:      ONE EAST WEAVER STREET
              GREENWICH, CT 06831
              203-622-4725

Form 13F File Number: 28-2058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Steven E. Berman
Title: President
Phone: (201) 585-7733
Signature, Place, and Date of Signing:
/s/ Steven E. Berman, Fort Lee, NJ  07024
-----------------------------------------
October 25, 2002


Report Type (Check only one.):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      NONE
Form 13F Information Table Entry Total: 98
Form 13F Information Table Value Total: 383872
(thousands)

List of Other Included Managers: NONE

Axe-Houghton Associates, Inc.
FORM 13F
30-Sep-02

                                                                                                                    Voting Authority
                                    Title of               Value    Shares/    Sh/   Invstmt   Other               -----------------
Name of Issuer                      class    CUSIP       (x$1000)   Prn Amt    Prn   Dscretn   Managers  Sole      Shared      None
------------------------------------------------------------------------------------------------------------------------------------
A.O. Smith Corporation              COM      831865209      3412     120050    SH    Sole                 96600               23450
Acme Communications  Inc.           COM      004631107      5084     651820    SH    Sole                523820              128000
Action Performance Companies I      COM      004933107      4978     193715    SH    Sole                155615               38100
Activision Inc.                     COM      004930202       498      20800    SH    Sole                 20800
Albemarle Corp.                     COM      012653101      3283     129795    SH    Sole                103845               25950
Alliance Gaming Corp.               COM      01859p609      6089     393850    SH    Sole                323450               70400
Alliant Techsystems Inc.            COM      018804104       478       6900    SH    Sole                                      6900
Alloy Inc.                          COM      019855105      3465     417025    SH    Sole                335725               81300
American Capital Strategies Lt      COM      024937104      4515     239654    SH    Sole                192254               47400
American Italian Pasta Co.          COM      027070101      3367      94345    SH    Sole                 74895               19450
ArvinMeritor Inc.                   COM      043353101      2423     129575    SH    Sole                104325               25250
BankUnited Financial Corporati      COM      06652b103      6093     381975    SH    Sole                307375               74600
Bentley Pharmaceuticals             COM      082657107      3517     413735    SH    Sole                329585               84150
Boyd Gaming Corp.                   COM      103304101      7538     403735    SH    Sole                324535               79200
CTI Molecular Imaging Inc.          COM      22943d105      2594     102525    SH    Sole                 82375               20150
Caci International Inc.             COM      127190304      3800     107195    SH    Sole                 86095               21100
Centene Corp.                       COM      15135b101      6855     256840    SH    Sole                206840               50000
Cephalon Inc.                       COM      156708109       404       9900    SH    Sole                                      9900
Choice Hotels International In      COM      169905106      3910     169210    SH    Sole                135660               33550
Churchill Downs Incorporated        COM      171484108       584      16000    SH    Sole                 16000
Coinstar Inc.                       COM      19259p300      3349     129890    SH    Sole                104290               25600
Computer Network Technology Co      COM      204925101      2785     554850    SH    Sole                441450              113400
Computer Programs & Systems         COM      205306103      3182     148850    SH    Sole                119550               29300
Concurrent Computer Corporatio      COM      206710204      1746     765725    SH    Sole                612125              153600
Cooper Companies Inc.               COM      216648402      4891      93155    SH    Sole                 74905               18250
Coventry Health Care Inc.           COM      222862104       361      11100    SH    Sole                                     11100
Digital River Inc.                  COM      25388B104      5824     759350    SH    Sole                610350              149000
Dominion Homes, Inc.                COM      257386102      2440     157405    SH    Sole                125455               31950
EPIQ Systems Inc.                   COM      26882d109      7131     403790    SH    Sole                326590               77200
ESCO Technologies Inc.              COM      296315104      5062     156705    SH    Sole                126005               30700
Enzon Inc.                          COM      293904108      5791     300980    SH    Sole                242080               58900
FTI Consulting Inc.                 COM      302941109      4802     120770    SH    Sole                 97070               23700
Fred's Inc.                         COM      356108100      3257     109075    SH    Sole                 87625               21450
Gart Sports Company                 COM      366630101      3496     185245    SH    Sole                149245               36000
Gentex Corporation                  COM      371901109       642      23600    SH    Sole                                     23600
Gilbraltar Steel Corp.              COM      37476f103      3722     167195    SH    Sole                133695               33500
HCC Insurance Holdings Inc.         COM      404132102      5306     220985    SH    Sole                180185               40800
Heartland Express                   COM      422347104       215      11481    SH    Sole                 11481
Helen of Troy Ltd.                  COM      G4388N106      4107     360270    SH    Sole                289670               70600
Hydril Co.                          COM      448774109      4626     185945    SH    Sole                149845               36100
IPC Holdings Ltd.                   COM      g4933p101      6046     205850    SH    Sole                165150               40700
Identix Inc                         COM      451906101      6306    1059910    SH    Sole                852610              207300
Immunomedics Inc.                   COM      452907108      3555     592570    SH    Sole                471370              121200
Integrated Defense Technology       COM      45819b101      5105     259115    SH    Sole                218415               40700
Itron Inc.                          COM      465741106      6308     343020    SH    Sole                276320               66700
Key Energy Services Inc.            COM      492914106      2995     380020    SH    Sole                306020               74000
Kroll Inc.                          COM      501049100      2407     121360    SH    Sole                 96860               24500
Labone Inc.                         COM      50540l105      2879     178185    SH    Sole                143385               34800
Lending Tree Inc.                   COM      52602q105      2025     137405    SH    Sole                110305               27100
Magna Entertainment Corp.           COM      559211107      6310    1160320    SH    Sole                928120              232200
Marinemax Inc.                      COM      567908108      2794     310080    SH    Sole                248080               62000
Marvel Enterprises Inc.             COM      57383m108      6199     885540    SH    Sole                700590              184950
Monaco Coach Corp.                  COM      60886r103      5683     283705    SH    Sole                226855               56850
Movie Gallery Inc.                  COM      624581104       203      13500    SH    Sole                 13500
Multimedia Games Inc.               COM      625453105      5642     286545    SH    Sole                230345               56200
NBTY Inc.                           COM      628782104      6550     504625    SH    Sole                405425               99200
Navigant International Inc.         COM      63935r108      3176     302460    SH    Sole                241360               61100
NetScreen Technologies Inc.         COM      64117v107      4230     389860    SH    Sole                316760               73100
Option Care Inc.                    COM      683948103      4622     522230    SH    Sole                420080              102150
Orthofix International NV           COM      N6748L102      4029     152250    SH    Sole                139250               13000
Pacific Sunwear of California       COM      694873100      4210     206795    SH    Sole                166945               39850
Penn National Gaming Inc.           COM      707569109      5668     300215    SH    Sole                240165               60050
Photon Dynamics Inc.                COM      719364101      3943     211635    SH    Sole                170235               41400
Province Healthcare Co.             COM      743977100      5313     309775    SH    Sole                247075               62700
Quaker Fabric Corp.                 COM      747399103      1504     239135    SH    Sole                190135               49000
Racing Champions Ertl Corp.         COM      750069106      5699     348755    SH    Sole                280155               68600
Regal-Beloit Corporation            COM      758750103      2731     159600    SH    Sole                128400               31200
Renal Care Group Inc.               COM      759930100      6392     194340    SH    Sole                156340               38000
SCP Pool Corporation                COM      784028102      5068     184895    SH    Sole                148545               36350
Scholastic Corp.                    COM      807066105      4176      93465    SH    Sole                 75115               18350
Scios Inc.                          COM      808905103      3829     150465    SH    Sole                137115               13350
Serena Software Inc.                COM      817492101      4209     350790    SH    Sole                281790               69000
Silicon Laboratories Inc.           COM      826919102      5622     306695    SH    Sole                258795               47900
Sonic Corp                          COM      835451105      4262     184500    SH    Sole                148300               36200
Southwest Bancorporation of Te      COM      84476r109       237       6500    SH    Sole                                      6500
Spinnaker Exploration Co.           COM      84855w109      5182     180555    SH    Sole                145055               35500
Stage Stores Inc.                   COM      85254c305      4356     200845    SH    Sole                160545               40300
Superior Industries                 COM      868168105      3449      73255    SH    Sole                 58955               14300
Swift Transportation Co.            COM      870756103      3392     217420    SH    Sole                175020               42400
TBC Corporation                     COM      872180104      5612     541210    SH    Sole                433110              108100
THQ Inc.                            COM      872443403      2622     126050    SH    Sole                101025               25025
Taro Pharmaceutical Industries      COM      m8737e108      7314     216700    SH    Sole                174385               42315
Tetra Technologies Inc.             COM      88162f105      3148     156235    SH    Sole                125885               30350
Tier Technologies Inc.              COM      88650q100       281      14875    SH    Sole                 14875
UTI Worldwide Inc.                  COM      G87210103      3638     197925    SH    Sole                159925               38000
Ultra Petroleum Corp.               COM      903914109      6896     825910    SH    Sole                663510              162400
VCA Antech Inc.                     COM      918194101      5021     406885    SH    Sole                327185               79700
Veridian Corporation                COM      92342r203      2957     118355    SH    Sole                 95180               23175
Verint Systems Inc.                 COM      92343x100      4700     544690    SH    Sole                438690              106000
Verity Inc.                         COM      92343c106      4473     449550    SH    Sole                361175               88375
W Holding Company Inc.              COM      929251106      7765     476375    SH    Sole                383075               93300
Waste Connections Inc.              COM      941053100      4451     127930    SH    Sole                102380               25550
Websense Inc.                       COM      947684106      2466     212405    SH    Sole                176205               36200
West Marine Inc.                    COM      954235107      3882     305410    SH    Sole                245760               59650
Willbros Group Inc.                 COM      969199108      1025      98750    SH    Sole                 90100                8650
Wilson Greatbatch Technologies      COM      972232102      4643     167032    SH    Sole                134932               32100
XTO Energy Inc.                     COM      98385x106       583      28275    SH    Sole                 13575               14700
Zimmer Holdings Inc                 COM      98956P102       472      12300    SH    Sole                                     12300
TOTAL                                                     383872

DATA RECORDS                            98